SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

                                   --------
                   Deutsche Strategic Equity Long/Short Fund


The fund's assets are currently allocated among Atlantic Investment Management Inc., Chilton Investment Company, LLC and Lazard Asset Management LLC.

EFFECTIVE ON OR ABOUT APRIL 15, 2016, OMEGA ADVISORS, INC. ("OMEGA") WILL NO LONGER SERVE AS SUBADVISOR TO THE FUND AND ALL REFERENCES TO OMEGA ARE HEREBY DELETED.



               Please Retain This Supplement for Future Reference


April 5, 2016
PROSTKR-617

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